Securian Financial Group, Inc.
400 Robert Street North
St. Paul, MN 55101-2098
www.securian.com
651.665.3500

                                                                 [Securian Logo]

July 17, 2013

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street NE
Washington, DC  20549-4644

RE:  Post-Effective Amendment pursuant to Rule 485(a)
     Variable Annuity Account
     File Numbers: 333-111067 and 811-04294

Dear Ladies and Gentlemen:

The accompanying post-effective amendment to the Registration Statement on Form N-4 for the above-referenced Variable Annuity Account (the "Registrant") is being filed electronically with the Securities and Exchange Commission via the Commission's EDGAR system. The amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 (the "1940 Act"). In that regard, the Registrant requests that this filing become effective 60 days after the filing date.

The Registration Statement is being amended to include information regarding changes to the availability of certain optional riders, changes to available sub-accounts and underlying funds, and changes to certain allocation plans available with certain optional riders.

Any questions or comments regarding this filing may be directed to the undersigned at (651) 665-4145.

Sincerely,


/s/ Daniel P. Preiner
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Daniel P. Preiner
Counsel